Distribution Agreement - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 28, 2015 USD ($) $ / shares	Jan. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) Installment $ / shares	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Nov. 30, 2013 $ / shares
Marketing Agreement [Line Items]
Customer deposits			$ 6,100	$ 11,950	$ 12,763
Series C Convertible Preferred Stock
Marketing Agreement [Line Items]
Stock issued value	$ 15,000	$ 950
Stock price | $ / shares	$ 5.84	$ 5.84			$ 5.84	$ 5.84
Itochu Corporation Agreement
Marketing Agreement [Line Items]
Distribution fees			$ 4,000
Number of installments | Installment			3
Distribution agreement term			10 years
Itochu Corporation Agreement | Series C Convertible Preferred Stock
Marketing Agreement [Line Items]
Stock issued value			$ 5,200
Stock price | $ / shares			$ 5.84
Itochu Corporation Agreement | First Installment
Marketing Agreement [Line Items]
Distribution fees			$ 1,000
Customer deposits			1,000
Itochu Corporation Agreement | Second Installment
Marketing Agreement [Line Items]
Distribution fees			1,000
Customer deposits					$ 1,000
Itochu Corporation Agreement | Third Installment
Marketing Agreement [Line Items]
Distribution fees			$ 2,000